Non-current liabilities (Details) - EUR (€)		1 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 10, 2018
Non Current Liabilities [Line Items]
Innovation credit			€ 5,164,000	€ 4,899,000
Convertible loans			1,871,000	662,000
Accrued interest			2,351,000	1,683,000
Total borrowings			9,386,000	7,244,000
Current portion				(1,960,000)
Non Current portion			9,386,000	5,284,000
Research and development expense			€ 29,514,000	€ 31,153,000	€ 31,923,000
Convertible Loans [Member]
Non Current Liabilities [Line Items]
Total borrowings		€ 260,000
Interest-bearing rate of credit		3.00%	8.00%
Period to convert into variable number of ordinary shares			36 months
Discount rate		25.00%
Premium rate		25.00%
Percent of total number of ordinary shares outstanding immediately prior to the entry into the Loan		0.50%
Convertible Loans [Member] | Minimum
Non Current Liabilities [Line Items]
Period after which unconverted loans become payable on demand			24 months
Convertible Loans [Member] | Maximum
Non Current Liabilities [Line Items]
Period after which unconverted loans become payable on demand			36 months
Dutch Government Innovation Credit RVO Agency [member]
Non Current Liabilities [Line Items]
Innovation credit	€ 5,000,000					€ 4,700,000
Total borrowings	€ 7,400,000
Percentage of costs incurred covered by government innovation credit			35.00%
Interest-bearing rate of credit			10.00%
Waiver period (in years)	3 years
Amount received						€ 163,000
Interest rate (as percent)						10.00%
Dutch Government Innovation Credit RVO Agency [member] | Maximum
Non Current Liabilities [Line Items]
Research and development expense			€ 5,000,000